UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                   DATE OF REPORTING PERIOD: JANUARY 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                JANUARY 31, 2010
                                                                     (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 91.2%

                                                            SHARES         VALUE
                                                          ----------   ------------
ARGENTINA - 0.7%
   Banco Macro ADR ....................................       34,200   $    975,042
   Petrobras Energia ADR ..............................       73,025      1,244,346
   Telecom Argentina ADR * ............................      113,725      1,915,129
                                                                       ------------
                                                                          4,134,517
                                                                       ------------
BRAZIL - 2.4%
   Banco do Brasil ....................................      421,400      6,282,878
   Brasil Telecom * ...................................        3,577         38,471
   Cia de Bebidas das Americas ADR ....................       10,420        964,475
   Cia de Saneamento Basico do Estado de Sao Paulo ....      257,721      4,286,917
   Cia de Saneamento de Minas Gerais-COPASA ...........       18,500        250,305
   Cosan, Cl A * ......................................       15,972        124,582
   EDP - Energias do Brasil ...........................       83,100      1,558,648
   Embratel Participacoes .............................          794              6
   Itau Unibanco Holding ..............................       12,092        231,683
   Seara Alimentos * ..................................          911              3
   Tim Participacoes * ................................            1              4
                                                                       ------------
                                                                         13,737,972
                                                                       ------------
CHILE - 1.6%
   Banco Santander Chile ADR ..........................       76,705      4,742,670
   Empresa Nacional de Electricidad ADR ...............        4,971        253,273
   Enersis ADR ........................................      171,996      3,949,028
                                                                       ------------
                                                                          8,944,971
                                                                       ------------
CHINA - 7.7%
   Bank of China ......................................   25,329,000     12,235,286
   China Citic Bank ...................................    4,802,000      3,235,107
   China Petroleum & Chemical .........................    6,588,000      5,185,130
   China Sports International .........................      670,000         85,794
   Dongfeng Motor Group ...............................    4,448,000      5,832,804
   Industrial & Commercial Bank of China ..............   16,614,000     12,198,709
   Jiangling Motors ...................................       67,800        104,541
   Netease.com ADR * ..................................       26,579        871,791
   PetroChina .........................................    1,126,000      1,276,397

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                JANUARY 31, 2010
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                            SHARES         VALUE
                                                          ----------   ------------
CHINA - CONTINUED
   Qingling Motors ....................................      464,000   $    106,391
   Shanghai Friendship Group ..........................      327,270        510,541
   Shanghai Jinjiang International Investment
      Holdings ........................................       80,000         92,880
   Tencent Holdings ...................................       77,800      1,455,161
   Tingyi Holding .....................................      128,000        277,003
   Tsann Kuen China Enterprise * ......................      501,700        113,096
   Weiqiao Textile ....................................      193,500        129,862
                                                                       ------------
                                                                         43,710,493
                                                                       ------------
CZECH REPUBLIC - 0.2%
   Komercni Banka .....................................        5,129      1,035,572
   Pegas Nonwovens ....................................        5,000        118,815
                                                                       ------------
                                                                          1,154,387
                                                                       ------------
EGYPT - 0.8%
   Al Ezz Steel Rebars SAE ............................      408,960      1,365,229
   Alexandria Mineral Oils ............................       24,485        171,065
   Commercial International Bank ......................      111,821      1,203,809
   Sidi Kerir Petrochemcials ..........................       64,030        129,078
   Talaat Moustafa Group * ............................      508,978        658,747
   Telecom Egypt ......................................      282,406        940,874
                                                                       ------------
                                                                          4,468,802
                                                                       ------------
HONG KONG - 1.6%
   Chaoda Modern Agriculture Holdings .................      362,000        356,260
   China Mobile .......................................      814,000      7,733,058
   China Pharmaceutical Group .........................      738,000        377,408
   Kingboard Laminates Holdings .......................      146,500        103,792
   TPV Technology .....................................      888,000        558,210
                                                                       ------------
                                                                          9,128,728
                                                                       ------------
HUNGARY - 0.9%
   OTP Bank ...........................................      166,293      4,976,621
                                                                       ------------
INDIA - 13.1%
   Andhra Bank ........................................       82,319        189,548

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                JANUARY 31, 2010
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                            SHARES         VALUE
                                                          ----------   ------------
INDIA - CONTINUED
   Apollo Tyres .......................................    2,121,880   $  2,441,773
   Bank of Baroda .....................................      460,654      5,750,681
   Bharat Petroleum ...................................      254,947      2,991,065
   Canara Bank ........................................      484,294      4,101,266
   Central Bank of India ..............................      162,604        529,080
   Dena Bank ..........................................        5,024          8,451
   Grasim Industries ..................................       32,233      1,817,354
   GTL ................................................       40,453        357,627
   Hexaware Technologies ..............................       90,695        160,634
   Hindalco Industries ................................    1,427,062      4,561,336
   Hindustan Petroleum ................................      611,087      4,423,422
   IDBI Bank ..........................................      619,251      1,628,053
   Indian Bank ........................................       77,421        301,707
   Indian Oil .........................................       34,777        227,333
   Infosys Technologies ...............................       66,049      3,546,731
   Mahanagar Telephone Nigam ..........................      185,652        305,259
   Maruti Suzuki India ................................       39,099      1,178,440
   NIIT Technologies ..................................      106,277        391,450
   Oil & Natural Gas ..................................      411,604      9,789,211
   Oracle Financial Sevices Software ..................        7,905        370,592
   Oriental Bank of Commerce ..........................      149,715        863,378
   Patni Computer Systems .............................      244,250      2,453,361
   PSL ................................................       44,217        141,187
   Punjab National Bank ...............................      466,027      9,084,494
   Sasken Communications Technologies .................      470,374      1,867,722
   SRF ................................................       48,053        201,906
   State Bank of India ................................      128,269      5,722,300
   Steel Authority of India ...........................    1,136,015      5,285,796
   Tata Steel .........................................       97,740      1,206,591
   Uflex ..............................................       52,330        108,576
   Union Bank of India ................................      317,763      1,757,002
   Welspun-Gujarat Stahl ..............................      201,714      1,148,370
                                                                       ------------
                                                                         74,911,696
                                                                       ------------

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                JANUARY 31, 2010
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                            SHARES         VALUE
                                                          ----------   ------------
INDONESIA - 0.5%
   Gudang Garam .......................................      163,000   $    418,619
   Indah Kiat Pulp and Paper * ........................      519,500        120,911
   Semen Gresik Persero ...............................    1,349,500      1,155,270
   Telekomunikasi Indonesia ...........................    1,205,000      1,205,645
                                                                       ------------
                                                                          2,900,445
                                                                       ------------
ISRAEL - 1.6%
   Bank Hapoalim * ....................................      199,251        853,410
   Bank Leumi Le-Israel ...............................      628,387      2,692,473
   Check Point Software Technologies * ................      168,737      5,396,209
   Israel Discount Bank, Cl A * .......................      139,495        313,959
                                                                       ------------
                                                                          9,256,051
                                                                       ------------
MALAYSIA - 2.2%
   AMMB Holdings ......................................    3,155,600      4,493,471
   Boustead Heavy Industries ..........................       76,000        106,886
   CIMB Group Holdings ................................      140,700        521,905
   KUB Malaysia .......................................      603,700         82,250
   Kulim Malaysia .....................................      104,100        221,438
   Land & General * ...................................    4,219,800        624,377
   Malayan Banking ....................................      225,900        449,417
   Malaysia Building Society ..........................      469,900        140,433
   Proton Holdings * ..................................      637,000        729,760
   Public Bank ........................................      314,500      1,094,714
   Telekom Malaysia ...................................    4,284,700      3,916,866
                                                                       ------------
                                                                         12,381,517
                                                                       ------------
MEXICO - 3.6%
   Alfa, Cl A, Ser A ..................................      145,000        935,037
   America Movil, Ser L ...............................    6,405,300     14,014,731
   Coca-Cola Femsa ....................................       25,000        154,448
   Coca-Cola Femsa ADR ................................        2,807        173,781
   Grupo Aeroportuario del Pacifico ADR ...............       14,600        458,586
   Grupo Aeroportuario del Pacifico, Cl B .............       89,051        280,078
   Grupo Modelo .......................................      127,200        627,710
   Telefonos de Mexico, Ser L .........................    3,410,400      2,763,674

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                JANUARY 31, 2010
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                            SHARES         VALUE
                                                          ----------   ------------
MEXICO - CONTINUED
   Telmex Internacional ADR ...........................       45,367   $    801,181
   Telmex Internacional, Cl L .........................      633,500        558,892
                                                                       ------------
                                                                         20,768,118
                                                                       ------------
PAKISTAN - 0.7%
   Attock Refinery * ..................................      733,900      1,013,998
   Bank Alfalah * .....................................      904,800        143,055
   Bank of Punjab * ...................................    1,350,437        283,671
   DG Khan Cement * ...................................    1,948,800        705,719
   National Bank of Pakistan ..........................      191,100        182,687
   National Refinery ..................................       82,197        160,367
   Nishat Mills .......................................      763,000        557,306
   Pakistan Telecommunication .........................    3,784,181        888,499
                                                                       ------------
                                                                          3,935,302
                                                                       ------------
PHILIPPINES - 0.9%
   First Gen * ........................................      570,450        119,253
   Philippine Long Distance Telephone .................       83,308      4,793,801
                                                                       ------------
                                                                          4,913,054
                                                                       ------------
POLAND - 2.0%
   Boryszew * .........................................       50,286         27,565
   KGHM Polska Miedz ..................................      246,561      8,193,921
   Telekomunikacja Polska .............................      634,675      3,533,462
                                                                       ------------
                                                                         11,754,948
                                                                       ------------
RUSSIA - 2.4%
   LUKOIL ADR .........................................      123,964      6,892,398
   Mobile Telesystems ADR .............................        7,100        339,238
   Surgutneftegaz ADR .................................      764,166      6,480,128
                                                                       ------------
                                                                         13,711,764
                                                                       ------------
SINGAPORE - 0.9%
   Yangzijiang Shipbuilding Holdings ..................    6,625,000      4,995,732
                                                                       ------------
SOUTH AFRICA - 4.8%
   Aveng ..............................................      701,505      3,268,467
   Gold Fields ADR ....................................      468,657      5,352,063

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                JANUARY 31, 2010
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                            SHARES         VALUE
                                                          ----------   ------------
SOUTH AFRICA - CONTINUED
   Harmony Gold Mining ADR ............................      318,029   $  2,916,326
   Imperial Holdings ..................................       43,776        460,437
   Investec ...........................................      389,753      2,784,279
   Mittal Steel South Africa ..........................      400,518      5,540,482
   Naspers ............................................      163,295      5,786,575
   Telkom .............................................      243,859      1,062,260
   Wilson Bayly Holmes-Ovcon ..........................        7,408         95,263
                                                                       ------------
                                                                         27,266,152
                                                                       ------------
SOUTH KOREA - 17.3%
   AtlasBX * ..........................................      262,941      3,154,294
   CJ .................................................       27,954      1,621,221
   Daesang * ..........................................          540          3,155
   Daou Data * ........................................       44,716        117,511
   Daou Technology * ..................................       46,400        299,536
   Dongbu Insurance ...................................       14,300        414,055
   Haansoft * .........................................       53,579        182,650
   Hana Financial Group ...............................      184,810      5,311,274
   Hanil E-Wha * ......................................      199,070        836,688
   Hanwha * ...........................................      147,700      5,959,243
   Hite Holdings * ....................................       14,760        288,525
   Husteel * ..........................................       22,760        316,248
   Hyundai DSF * ......................................       11,420         78,847
   Hyundai H&S * ......................................        4,484        270,890
   Hyundai Marine & Fire Insurance ....................       88,350      1,353,424
   Hyundai Motor ......................................       58,266      5,682,280
   In the F * .........................................       76,100         76,514
   IS Dongseo * .......................................       14,540         92,608
   IsuPetasys .........................................      218,500        432,776
   Korea Electric Power ...............................       22,120        732,115
   KP Chemical * ......................................       33,300        223,878
   KT * ...............................................      327,459     14,073,926
   Kyeryong Construction Industrial ...................       31,442        529,144
   LG * ...............................................      125,474      6,811,353

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                JANUARY 31, 2010
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                            SHARES         VALUE
                                                          ----------   ------------
SOUTH KOREA - CONTINUED
   LG Display .........................................      267,360   $  8,745,097
   LG Electronics .....................................       77,112      7,253,998
   LIG Insurance ......................................       10,340        183,384
   ON*Media * .........................................      147,360        439,397
   Pacific * ..........................................        1,322        150,033
   Samsung Electronics ................................       33,435     22,622,801
   SK Holdings ........................................       49,288      3,547,613
   TS * ...............................................        9,320        398,153
   Woori Finance Holdings * ...........................      441,380      5,104,420
   Youngone * .........................................       86,328        731,631
   Youngone Holdings ..................................       21,582        633,286
                                                                       ------------
                                                                         98,671,968
                                                                       ------------
TAIWAN - 15.4%
   AcBel Polytech .....................................    1,060,205        834,690
   AmTRAN Technology ..................................    1,428,485      1,428,709
   Asia Polymer .......................................      185,000        158,100
   Asia Vital Components ..............................        6,960          7,691
   Asustek Computer ...................................      154,000        298,889
   AU Optronics .......................................    2,198,975      2,467,781
   Cheng Loong ........................................    1,861,000        704,902
   China Development Financial Holding * ..............    1,693,000        470,616
   China Life Insurance * .............................    5,392,373      3,671,439
   China Petrochemical Development * ..................    1,726,000        645,663
   Chin-Poon Industrial ...............................      364,000        286,004
   CMC Magnetics * ....................................    1,006,000        256,027
   Compal Electronics .................................    7,961,892     11,115,993
   Coretronic .........................................      514,000        732,102
   Elitegroup Computer Systems ........................    1,396,000        581,211
   FSP Technology .....................................      211,000        259,581
   Fubon Financial Holding ............................   10,086,000     11,808,308
   GigaMedia * ........................................      205,257        562,404
   GMI Technology * ...................................      148,000        113,044
   Hai Kwang Enterprise ...............................      303,571        201,462

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                JANUARY 31, 2010
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                            SHARES         VALUE
                                                          ----------   ------------
TAIWAN - CONTINUED
   Hwacom Systems .....................................      156,999   $    106,157
   Inventec ...........................................    3,535,067      2,030,630
   Inventec Appliances ................................    1,647,900      1,568,200
   King Yuan Electronics ..............................    2,127,000      1,005,406
   L&K Engineering ....................................       99,000        113,116
   LITE-ON IT .........................................      891,000        926,004
   Lite-On Technology .................................    4,248,430      5,412,775
   Long Bon International .............................      365,000        202,810
   Longwell ...........................................      171,000        267,112
   Macronix International .............................    7,506,351      4,194,345
   Mega Financial Holding .............................      896,000        485,234
   Mercuries & Associates .............................      166,000         80,025
   Phihong Technology .................................      233,000        226,472
   Pou Chen ...........................................    4,638,500      3,492,125
   Powertech Technology ...............................      225,750        724,350
   Quanta Computer ....................................    3,001,867      6,004,674
   Sampo * ............................................      639,000        109,617
   Sanyang Industry ...................................      292,000        110,603
   Sigurd Microelectronics ............................      243,000        134,641
   Sinon ..............................................      291,420        118,593
   Supreme Electronics ................................      773,000        577,118
   Taishin Financial Holding ..........................      240,538        103,760
   Taiwan Life Insurance * ............................      147,000        180,155
   Taiwan Semiconductor Manufacturing .................    3,446,614      6,635,366
   Taiwan Surface Mounting Technology .................      298,665        667,544
   Tatung * ...........................................    4,960,000      1,085,315
   Tong Yang Industry .................................      449,080        676,888
   Tsann Kuen Enterprise ..............................      198,000        322,304
   TYC Brother Industrial .............................      156,560        107,330
   United Microelectronics ............................   14,978,000      7,525,337
   USI ................................................    2,328,000      1,431,999
   Ve Wong ............................................      121,800         93,032
   Walsin Technology ..................................      301,000        150,759
   Wistron ............................................    1,790,000      3,412,459

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                JANUARY 31, 2010
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                            SHARES         VALUE
                                                          ----------   ------------
TAIWAN - CONTINUED
   WUS Printed Circuit ................................      295,000   $    109,430
   Yageo ..............................................    1,969,000        687,255
   Yosun Industrial ...................................      361,000        344,671
                                                                       ------------
                                                                         88,028,227
                                                                       ------------
THAILAND - 4.0%
   Bangkok Bank .......................................      946,500      3,224,435
   Bank of Ayudhya ....................................      633,100        372,187
   Charoen Pokphand Foods .............................   19,696,800      6,828,857
   Electricity Generating .............................      419,200        998,396
   KGI Securities Thailand ............................    3,174,600        106,235
   Kiatnakin Bank .....................................      715,800        520,072
   Krung Thai Bank ....................................    3,940,700      1,140,510
   Lanna Resources ....................................    1,764,100        771,162
   Property Perfect ...................................    4,056,200        437,781
   Sansiri ............................................      832,300        109,401
   Siam Commercial Bank ...............................    1,754,000      4,217,109
   STP&I ..............................................      278,800        110,949
   Supalai ............................................      803,100        145,270
   Thai Airways International * .......................      832,400        444,181
   Thaicom * ..........................................    2,239,100        455,650
   Thanachart Capital .................................    2,590,700      1,515,212
   TPI Polene * .......................................    4,834,300      1,216,955
                                                                       ------------
                                                                         22,614,362
                                                                       ------------
TURKEY - 5.9%
   Anadolu Sigorta ....................................    1,353,666      1,357,013
   Arcelik * ..........................................    1,457,004      5,842,427
   Aygaz ..............................................      305,497      1,337,302
   Dogan Sirketler Grubu Holdings .....................    5,124,226      3,767,058
   Eczacibasi Yatirim Holding .........................      557,648      2,068,400
   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
      Sanayi ve Ticaret ...............................    1,230,804      2,336,085
   Haci Omer Sabanci Holding ..........................    1,531,185      6,651,542
   Is Yatirim Menkul Degerler .........................       82,677        173,498

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                JANUARY 31, 2010
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                            SHARES         VALUE
                                                          ----------   ------------
TURKEY - CONTINUED
   Petrol Ofisi * .....................................      324,870   $  1,508,953
   Pinar Entegre Et ve Un Sanayi ......................       43,360        142,573
   Turk Hava Yollari ..................................      540,582      1,987,035
   Turkiye Vakiflar Bankasi Tao, Cl D .................    2,472,091      6,608,544
                                                                       ------------
                                                                         33,780,430
                                                                       ------------
   TOTAL COMMON STOCK
      (Cost $430,459,310) .............................                 520,146,257
                                                                       ------------
PREFERRED STOCK - 8.1%
BRAZIL - 8.1%
   Brasil Telecom * ...................................            1              7
   Centrais Eletricas Brasileiras, Cl A ...............      517,800      9,533,432
   Centrais Eletricas de Santa Catarina, Ser B ........       52,700      1,017,817
   Cia Brasileira de Distribuicao Grupo Pao de
      Acucar, Cl Preference ...........................            1             34
   Cia Paranaense de Energia, Ser B ...................      193,152      3,949,742
   Confab Industrial ..................................      268,122        702,777
   Eletropaulo Metropolitana Eletricidade de Sao
   Paulo ..............................................      211,061      4,020,316
   Embratel Participacoes .............................           60             --
   Lojas Americanas ...................................            3             21
   Metalurgica Gerdau, Cl A ...........................      347,423      5,777,173
   Petroleo Brasileiro ................................    1,022,500     18,538,136
   San Carlos Empreendimentos e Participacoes * .......          455             --
   Telemar Norte Leste ................................       85,700      2,502,747
   Tractebel Energia, Ser B * .........................            1             --
   Universo Online ....................................       68,850        336,085
                                                                       ------------
   TOTAL PREFERRED STOCK
      (Cost $36,394,740) ..............................                  46,378,287
                                                                       ------------

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                JANUARY 31, 2010
                                                                     (UNAUDITED)

RIGHTS - 0.0%

                                                            SHARES         VALUE
                                                          ----------   ------------
   Boryszew, Expires 12/31/10 .........................       50,286   $     79,940
   Sansiri, Expires 10/07/14 * ........................      416,150             --
                                                                       ------------
   TOTAL RIGHTS
      (Cost $84,249) ..................................                      79,940
                                                                       ------------
CASH EQUIVALENT - 0.5%
   Union Bank N.A. Diversified Money
      Market Fund, Fiduciary Shares, 0.020% (a)
      (Cost $2,631,843) ...............................    2,631,843      2,631,843
                                                                       ------------
   TOTAL INVESTMENTS - 99.8%
      (Cost $469,570,142) + ...........................                $569,236,327
                                                                       ============

PERCENTAGES ARE BASED ON NET ASSETS OF $570,433,538.

*    NON-INCOME PRODUCING SECURITY.

(a)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2010.

ADR -- AMERICAN DEPOSITARY RECEIPT

CL -- CLASS

SER -- SERIES

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0

+ AT JANUARY 31, 2010, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $469,570,142, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $120,749,584 AND $(21,083,399), RESPECTIVELY.

     FOR INFORMATION ON THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                JANUARY 31, 2010
                                                                     (UNAUDITED)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Portfolio's investments in accordance with ASC 820 carried at value (000):

INVESTMENTS IN
SECURITIES              LEVEL 1      LEVEL 2 +    LEVEL 3       TOTAL
--------------       ------------   ----------   --------   ------------
Common Stock
   Argentina         $  4,134,517   $       --   $     --   $  4,134,517
   Brazil              13,737,972           --         --     13,737,972
   Chile                8,944,971           --         --      8,944,971
   China               43,710,493           --         --     43,710,493
   Czech Republic       1,154,387           --         --      1,154,387
   Egypt                       --    4,468,802         --      4,468,802
   Hong Kong            9,128,728           --         --      9,128,728
   Hungary              4,976,621           --         --      4,976,621
   India               74,911,696           --         --     74,911,696
   Indonesia            2,900,445           --         --      2,900,445
   Israel               5,396,209    3,859,842         --      9,256,051
   Malaysia            12,381,517           --         --     12,381,517
   Mexico              20,768,118           --         --     20,768,118
   Pakistan             3,935,302           --         --      3,935,302
   Philippines          4,913,054           --         --      4,913,054
   Poland              11,754,948           --         --     11,754,948
   Russia              13,711,764           --         --     13,711,764
   Singapore            4,995,732           --         --      4,995,732
   South Africa        27,266,152           --         --     27,266,152
   South Korea         98,671,968           --         --     98,671,968
   Taiwan              87,924,467           --    103,760     88,028,227
   Thailand            22,614,362           --         --     22,614,362
   Turkey              33,780,430           --         --     33,780,430
                     ------------   ----------   --------   ------------
Total Common Stock    511,713,853    8,328,644    103,760    520,146,257
Preferred Stock        46,378,287           --         --     46,378,287
Rights                         --           --     79,940         79,940
Cash Equivalent         2,631,843           --         --      2,631,843
                     ------------   ----------   --------   ------------
Total Investments
   in Securities     $560,723,983   $8,328,644   $183,700   $569,236,327
                     ============   ==========   ========   ============

+ REPRESENTS SECURITIES TRADING PRIMARILY OUTSIDE OF THE UNITED STATES THE VALUES OF WHICH WERE ADJUSTED AS A RESULT OF SIGNIFICANT MARKET MOVEMENTS FOLLOWING THE CLOSE OF LOCAL TRADING.

                                                      Investments in   Investments in
                                                       Common Stock        Rights
                                                      --------------   --------------
Beginning balance as of October 31, 2009                 $     --          $    --
   Accrued discounts/premiums                                  --               --
   Realized gain/(loss)                                        --               --
   Change in unrealized appreciation/(depreciation)            --               --
   Net purchases/sales                                         --               --
   Net transfer in and/or out of Level 3                  103,760           79,940
                                                         --------          -------
Ending balance as of January 31, 2010                    $103,760          $79,940
                                                         ========          =======

ACA-QH-003-0600

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act") are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/:Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: March 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/:Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: March 29, 2010


By (Signature and Title)                /s/:Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: March 29, 2010